Note 7 - Mortgage Loans Payable (Details) (USD $)	0 Months Ended		1 Months Ended						12 Months Ended			1 Months Ended
	Apr. 10, 2019	Dec. 31, 2011	Feb. 28, 2017	Dec. 31, 2012	Mar. 31, 2012	Feb. 29, 2012	Jun. 30, 2008	Jun. 30, 2007	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013	Jul. 31, 2018	Apr. 10, 2014	Jan. 17, 2012	Nov. 30, 2011	Mar. 31, 2009
Note 7 - Mortgage Loans Payable (Details) [Line Items]
Loans Assumed								$ 5,551,191
Debt Instrument, Interest Rate, Stated Percentage	5.50%		5.00%			5.75%	4.71%							5.875%	5.75%	5.66%
Debt Instrument, Basis Spread on Variable Rate	3.00%	2.25%	2.75%				2.25%
Debt Instrument Minimum Periodic Payment and Modified Debt					31,086	33,439
Prepayment Penalty				133,401
Mortgage Loans on Real Estate, Face Amount of Mortgages							5,250,000										8,000,000
Debt Instrument, Periodic Payment, Principal							17,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													3,168,000
Interest Expense, Debt									5,000	963,000	1,194,000
Subsequent Event [Member]
Note 7 - Mortgage Loans Payable (Details) [Line Items]
Prepayment Penalty												$ 200,129
Cortlandt Mortgage [Member]
Note 7 - Mortgage Loans Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		2.50%									2.50%
Maximum [Member]
Note 7 - Mortgage Loans Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			5.75%